SCHEDULE OF OPERATING LEASE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Operating lease liability, beginning balance	$ 584,325	$ 380,927
Initial adoption of ASU 2016-02			83,549
Additions		351,886	354,263
Lease payments	(46,635)	(201,562)	(69,448)
Interest expenses	9,240	25,319	7,033
Foreign exchange effect	(6,576)	30,820	5,530
Prior period adjustment		(3,065)
Operating lease liability, ending balance	540,354	584,325	380,927
Current lease obligation	220,309	192,045	143,709
Non-current lease obligation	320,045	392,280	237,218
Vancouver Office [Member]
Operating lease liability, beginning balance	66,604	18,123
Initial adoption of ASU 2016-02			60,418
Additions		91,237
Lease payments	(12,097)	(47,931)	(43,627)
Interest expenses	1,076	3,076	2,477
Foreign exchange effect		2,099	(1,145)
Prior period adjustment
Operating lease liability, ending balance	55,583	66,604	18,123
Current lease obligation	47,548	46,270
Non-current lease obligation	8,035	20,334
Virginia Office [Member]
Operating lease liability, beginning balance	262,612
Initial adoption of ASU 2016-02
Additions		260,649
Lease payments		(5,137)
Interest expenses	4,575	3,019
Foreign exchange effect		4,081
Prior period adjustment
Operating lease liability, ending balance	267,187	262,612
Current lease obligation	44,823	16,328
Non-current lease obligation	222,364	246,284
Nevada Office [Member]
Operating lease liability, beginning balance		12,211
Initial adoption of ASU 2016-02			23,131
Additions
Lease payments		(9,457)	(14,990)
Interest expenses		219	1,005
Foreign exchange effect		92	3,065
Prior period adjustment		(3,065)
Operating lease liability, ending balance			12,211
Current lease obligation
Non-current lease obligation
Pilot Plant [Member]
Operating lease liability, beginning balance	255,109	350,593
Initial adoption of ASU 2016-02
Additions			354,263
Lease payments	(34,538)	(139,037)	(10,831)
Interest expenses	3,589	19,005	3,551
Foreign exchange effect	(6,576)	24,548	3,610
Prior period adjustment
Operating lease liability, ending balance	217,584	255,109	$ 350,593
Current lease obligation	127,938	129,447
Non-current lease obligation	$ 89,646	$ 125,662